Note 12 - Employee and Director Benefits (Details Textual) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Plan, Cost	$ 1,399,000	$ 1,478,000	$ 1,201,000
Shares Held in Employee Stock Option Plan, Allocated (in shares)	413,366
Liability, Defined Benefit Plan, Noncurrent, Total	$ 1,571,000	1,484,000
Cash Surrender Value of Life Insurance	$ 19,383,000	$ 18,981,000
Stock Issued During Period, Shares, Treasury Stock Reissued (in shares)	12,252	3,889	2,957
Employee Stock Purchase Plan [Member]
Stock Issued During Period, Shares, Treasury Stock Reissued (in shares)	12,252	3,889	2,957